Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 9 – LEASES

A.	Set forth below are details regarding the lease agreements in which the company is (or was) engaged in the reporting periods:

(1)	In May 2019, The Company entered into agreement with a third party (hereinafter - the “Lessor CA”), where under The Company will leases from the Lessor CA offices in California, USA in consideration for monthly lease fees of approximately $2 and for a period of 6 months; in practice, as of the approval date of the Consolidated Financial Statements, the Company still leases the offices from the Lessor, but without a valid lease agreement.

After the term of the agreement, which is shorter than one year, the above lease was accounted for as an operating lease in the financial statements, and consequently the lease expenses in respect of the lease were recognized directly in profit and loss as incurred.

(2)	In January 2019, SOS entered into agreement with a third party (hereinafter - the “Lessor”), where under SOS leases from the Lessor offices in Netanya, in consideration for monthly lease fees of approximately $6 (NIS 21 thousand) for a period of one year with an option to extend the lease term by one further year (hereinafter - the “the Agreement”). An option period was included in the lease term.

Accordingly, on January 1, 2019, the company recognized a lease liability of $124 (NIS 464 thousand). The Company estimated this liability using a discount rate of 10.56%, as estimated by an independent external appraiser to be the SOS’s incremental interest rate as of that date. On the other hand, SOS recognized a right-of-use asset of an identical amount as of that date.

The lease term as set in the new Agreement ended in December 2021; however, in practice, SOS continues using the leased property for the same amount of monthly lease fees.

(3)	The Company is a party to lease agreements, under which it leases vehicles for a period of 3 years.

B.	Set forth below are the changes in the right-of-use assets attributed to vehicles:

Vehicles
Cost
As of January 1, 2022	189
Additions	113
As of December 31, 2022	302
Additions	39
Derecognitions	(111)
As of December 31, 2023	230

Accumulated depreciation
As of January 1, 2022	120
Additions	50
As of December 31, 2022	170
Additions	76
Derecognitions	(111)
As of December 31, 2023	135

Amortized cost
As of December 31, 2023	95

As of December 31, 2022	132

C.	Lease liabilities

	December 31
	2023	2022
Composition:

Lease liabilities in respect of lease of vehicles	93	128
Less current maturities	60	60
	33	68

The contractual repayment dates of the lease liabilities subsequent December 31, 2023:

First year - current maturities	60
Second year	32
Third year	1
93

D.	Additional details regarding lease transactions

	For the year ended December 31,
	2023	2022

Finance expenses for lease liabilities	12	10

Expenses short-term leases (*)	116	101

Cash flow used in lease transactions	81	59

(*)	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.